UNITED STATES
           SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.   20549

                                 FORM  13F

                       FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 1999

Check here if Amendment  ( X );  Amendment Number: 1
This Amendment (Check only one.):   ( X ) is a restatement.
				    (     ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Cargill, Incorporated
Address:       12700 Whitewater Drive
	       Minnetonka, MN  55343-9439

13F File Number:     28-3057

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Sheri Nash
Title:     Senior Administration Manager
Phone:   612-984-3036
Signature, Place, and Date of Signing:

Sheri Nash         Minnetonka, Minnesota     September 3, 1999


Report Type (Check only one.):

(  x  )              13F HOLDINGS REPORT.

(     )                13F NOTICE.

(      )               13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES EXCHANGE ACT OF 1934.

                   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          2

Form 13F Information Table Entry Total:    10

Form 13F Information Table Value Total:  $6,074,707

List of Other Included Managers:

No.     13F  File Number      Name

01         28-3060       Cargill Financial Services Corp.
02         28-3598        Cargill Financial Services International, Inc.

                     Form 13F INFORMATION TABLE


COLUMN 1  COLUMN 2  COLUMN 3  COLUMN 4  COLUMN 5  COLUMN 6  COLUMN 7 COLUMN 8


                                        VALUE    SHRS OR SH/ P/ INVSTMT OTHER   VOTING AUTHORITY
  ISSUER      TITLE OF CLASS   CUSIP#  (x$1000)  PRN AMT PRN C  DISC.   MGERS   SOLE SHARED NONE

LASALLE HOTL  COM SH BEN INT 517942108  2,143  179,774.94 SH     Sole     02    179,774.94
AGC CORP      COM            048556104      0    8,291 SH        Sole     02    8,291
VISKASE INC   COM            92831R102  1,944  555,440 SH        Sole     02  555,440
ON COMND CORP WT B EX 100703 682160122    356   95,025 SH        Sole     02   95,025
ON COMND CORP COM            682160106  1,011  110,809 SH        Sole     02  110,809
FRIENDLY'S    COM            358497105    143   23,500 SH        Sole     02   23,500
BAE SA        SPNSRD ADR B   119424208      0   86,100 SH        Sole     02   86,100
DINA/L SA CV  SPONSRD ADR L  210306205    465  744,300 SH        Sole     02  744,300
YPF/D         SPON ADR CL D  984245100   9.47      300 SH        Sole     02      300
FUSION        CONTGNT PMT RT 361129117    .78   50,000 SH        Sole     02   50,000


               Total Value Cargill Inc.               $                       781
               Total Value CFSC:                      $            5,599,270
               Total Value CFSI:                      $                474,656
                    TOTAL:                            $            6,074,707

               CFSC=Cargill Financial Services Corp.
               CFSI = Cargill Financial Services International, Inc.

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